SHARE BASED COMPENSATION (Details Textual) (USD $)	1 Months Ended			12 Months Ended										4 Months Ended	1 Months Ended					0 Months Ended	1 Months Ended				12 Months Ended								12 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended				0 Months Ended		1 Months Ended				12 Months Ended		1 Months Ended		12 Months Ended			12 Months Ended		0 Months Ended
	Sep. 24, 2013	Jan. 31, 2013	Jun. 30, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Mar. 13, 2013	Mar. 12, 2013	Dec. 20, 2011	Dec. 19, 2011	Apr. 30, 2014 Subsequent Event [Member]	Mar. 31, 2014 Mr. Zolotas [Member] Subsequent Event [Member]	Mar. 11, 2014 Mr. Zolotas [Member] Subsequent Event [Member]	Jan. 20, 2014 Mr. Zolotas [Member] Subsequent Event [Member]	Jan. 07, 2014 Mr. Zolotas [Member] Subsequent Event [Member]	May 31, 2013 Mr. Zolotas [Member] Subsequent Event [Member]	Apr. 02, 2013 Restricted Stock [Member]	Dec. 20, 2011 Restricted Stock [Member]	Jan. 31, 2011 Restricted Stock [Member]	Apr. 30, 2010 Restricted Stock [Member]	Jan. 31, 2010 Restricted Stock [Member]	Dec. 31, 2013 Restricted Stock [Member]		Dec. 31, 2012 Restricted Stock [Member]		Dec. 31, 2011 Restricted Stock [Member]		Dec. 31, 2010 Restricted Stock [Member]	Dec. 31, 2009 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member] Two Year Vesting Schedule [Member]	Dec. 31, 2009 Restricted Stock [Member] Two Year Vesting Schedule [Member]	Dec. 31, 2011 Restricted Stock [Member] Three Year Vesting Schedule [Member]	Apr. 30, 2010 Restricted Stock [Member] Vested Over One Year Period [Member]	Apr. 30, 2010 Restricted Stock [Member] Vested Three Year Vesting Period [Member]	Dec. 31, 2012 Executive Officers [Member]	Dec. 31, 2011 Executive Officers [Member]	Sep. 06, 2013 Executive Officers [Member] Minimum [Member]	Sep. 06, 2013 Executive Officers [Member] Maximum [Member]	Apr. 02, 2013 Executive Officers [Member] Restricted Stock [Member]	Apr. 02, 2013 Board of Directors Chairman [Member] Restricted Stock [Member]	Dec. 31, 2012 Board of Directors Chairman [Member] Restricted Stock [Member]	Feb. 29, 2012 Board of Directors Chairman [Member] Restricted Stock [Member]	Dec. 31, 2011 Board of Directors Chairman [Member] Restricted Stock [Member]	Feb. 28, 2011 Board of Directors Chairman [Member] Restricted Stock [Member]	Dec. 31, 2012 Three Board Members [Member] Restricted Stock [Member]	Dec. 31, 2011 Three Board Members [Member] Restricted Stock [Member]	Dec. 31, 2011 Employees, Officers and Directors [Member] Restricted Stock [Member]	Apr. 30, 2011 Employees, Officers and Directors [Member] Restricted Stock [Member]	Dec. 31, 2012 Employees, Officers and Directors [Member] Restricted Stock [Member]	Dec. 31, 2011 Employees, Officers and Directors [Member] Restricted Stock [Member]	Dec. 31, 2013 Employees, Officers and Directors [Member] Restricted Stock [Member]	Dec. 31, 2013 Approval from Board of Directors [Member] Restricted Stock [Member]	Dec. 31, 2012 Approval from Board of Directors [Member] Restricted Stock [Member]	Apr. 02, 2013 Employees and Consultants [Member] Restricted Stock [Member]	Apr. 02, 2013 Executive Officers One [Member]	Apr. 02, 2013 Executive Officers Two [Member]
Share Based Compensation [Line Items]
Increment in reserved common shares										82,688	4,630	4,630	1,296
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period				45,770	3,690	2,700															6	3			(41,039)	[1],[2],[3],[4]	(1,311)	[1],[2],[3],[5],[6]	(403)	[1],[7]			33											467	311			8				113			1,100	407
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross								556	56
Stock or Unit Option Plan Expense			$ 324			$ 194	$ 232
Stock Issued During Period, Shares, New Issues	24,467	1,378												5,902,680	81,988	91,464	9,476	91,464	11,297
Share Based Compensation Bonus																																						1,450,000	300,000
Share Based Compensation Salary																																						1,450,000	1,300,000
Stock Issued During Period Shares Share Based Compensation Per Share																																						$ 900.00	$ 900.00
Stock Issued During Period, Shares, Share-based Compensation, Gross																																						3,222	1,778																			594	971
Allocated Share-based Compensation Expense																									25,193,000		2,412,000		1,884,000
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Nonvested, Number																									0		1,832		4,294		431	403	185	370																		205		37
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term				0 years
Employee-related Liabilities																																								1,500,000	5,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value				0
Reduction Of Compensation Expense Due To For Forfeited Shares			$ 556			$ 496
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value																				$ 5,274			$ 13	$ 15	$ 285.85	[4]			$ 418.50	[2],[3],[5],[6]						$ 4	$ 9					$ 29,894	$ 1,556			$ 778	$ 19			$ 2,803	$ 812						$ 2,817
Share based Compensation Arrangement By Share based Payment Award Award Vesting Rights Percentage Year One																				40.00%
Share based Compensation Arrangement By Share based Payment Award Award Vesting Rights Percentage Year Two																				30.00%
Share based Compensation Arrangement By Share based Payment Award Award Vesting Rights Percentage Year Three																				30.00%
Share-Based Compensation Arrangement By Share-Based Payment Award, Equity Instruments Other Than Options, Forfeited In Period																									334	[2],[3]	1,151	[2],[3]	146	[1],[2],[5],[7]					11														11				118		297	946
Restricted Stock Expected To Vest In Next Fiscal Year																																																				339
Restricted Stock Expected To Be Vested Over Next Fiscal Year																																																		700
Percentage Of Grants Vested On Each Anniversary Of Issuance Date																																																					25.00%
Restricted Stock Expected To Be Vested On Third Anniversary																													2,103
Restricted Stock Expected To Be Vested On Original Vesting Date																											53

[1]	403 shares were granted on the date of the recapitalization; 370 shares had a two-year vesting schedule (at January 1, 2011 and 2012), of which 185 shares, with an original vesting date January 1, 2012, were vested in July 15, 2011 upon the resignation of the former Chief Financial Officer; and 33 shares had a three-year vesting schedule (at January 1, 2011, 2012 and 2013), of which 11 shares, with an original vesting date of January 1, 2012 and January 1, 2013, were forfeited on December 31, 2011 due to the resignation of two board members. The remaining 5 and 6 shares were fully vested on January 1, 2012 and 2013, respectively.
[2]	812 shares were granted on April 1, 2011 to employees, officers and directors with original vesting date April 1, 2013. Of such shares, 118 shares were forfeited during 2011, 205 during 2012 and 37 during 2013. From the remaining, 113 were fully vested as of December 31, 2012 and 339 shares as of April 1, 2013.
[3]	2,803 shares were granted on December 21, 2011 to employees, officers and directors which were to be vested as follows: (i) 700 shares, were to be vested over four years with 25% of the grants being vested on each of the first, second, third and fourth anniversary of the issuance date (February 15, 2013, February 15, 2014, February 15, 2015 and February 15, 2016, respectively); and (ii) 2,103 shares were to be vested on the third anniversary of the issuance date (February 15, 2015). During 2012 and 2013, 946 and 297 of such shares were forfeited and 407 and 1,100 were fully vested earlier than their original vesting date, upon approval from the Board of Directors. The remaining 53 shares were fully vested on their original vesting date.
[4]	On April 1, 2013, the Company granted and issued the following common shares: (i) 29,894 common shares to the Chairman, Mr. Zolotas, and 5,274 common shares to top management employees, of which 40% vested upon issuance and the remaining shares will vest 30% on April 1, 2014 and 30% on April 1, 2015, granted in recognition of the significant work performed by these individuals in connection with the Restructuring of the Company; (ii) 2,817 common shares to employees and consultants, which vested upon issuance, granted in recognition of the significant work performed by these individuals in connection with the Restructuring of the Company; (iii) 1,556 common shares to non-executive directors, which vested upon issuance. The shares that originally were to be vested on April 1, 2014 and on April 1, 2015, were finally also vested in November 2013, upon approval from the Board of Directors.
[5]	19 shares were granted to members of the board of directors on February 1, 2011. Of such shares, 11 shares were forfeited on December 31, 2011 due to the resignation of three board members and 8 shares were fully vested in 2012.
[6]	778 shares were granted to members of the board of directors on December 21, 2011, of which 311 shares were vested upon issuance (February 15, 2012) and the remaining 467 shares were vested on December 31, 2012.
[7]	15 shares were granted on January 1, 2010 and vested over a one year period (January 1, 2011). 13 shares were granted on April 15, 2010, of which: (a) 4 vested over a one year period (January 1, 2011) and (b) 9 with an original three-year vesting period (at January 1, 2011, 2012 and 2013) were treated as follows: (i) 3 vested on January 1, 2011 and (ii) the remaining 6 were forfeited on December 31, 2011 due to the resignation of one board member.